Income tax (credit)/expense	12 Months Ended
Dec. 31, 2024
Income tax (credit)/expense
Income tax (credit)/expense

10Income tax (credit)/expense

PRC corporate income tax have been provided for subsidiaries established and operating in Mainland China at the rate of 25% (2022 and 2023: 25%) on the estimated assessable profit for the year.

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	3,308	1,000	355
Deferred tax
PRC enterprise income tax previous years	—	(5,890)	—
Origination and reversal of temporary differences (Note 21)	(21,375)	(10,246)	23,371
Income tax (credit)/expense	(18,067)	(15,136)	23,726

The taxation on the Group’s loss before income tax differs from the theoretical amount that would arise using the taxation rate of PRC, the principal place of the Group’s operations, as follows:

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before income tax	(94,173)	(55,058)	(1,347)
Calculated at a taxation rate of 25%	(23,543)	(13,765)	(336)
Expenses not tax deductible	7,223	4,121	4,686
Utilisation of previously unrecognised tax losses	—	—	(4,580)
Reversal of deferred income tax	—	—	30,085
Tax losses not recognized	5,531	1,124	(6,131)
Difference in overseas tax rates	(400)	(364)	2
Over‑provision in respect of prior years	(6,878)	(6,252)	—
Income tax expense/(credit)	(18,067)	(15,136)	23,726

10Income tax expense (Continued)

(a)	Cayman Islands Income Tax

The Company is incorporated in the Cayman Islands as an exempted company with limited liability under the Companies Law of Cayman Islands and accordingly, is exempted from Cayman Islands income tax.

(b)	Hong Kong Profits Tax

Hong Kong profits tax rate has been provided at the rate of 16.5% on the estimated assessable profit for each of the years ended 31 December 2022,2023 and 2024.

(c)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in the PRC has been calculated at the tax rate of 25% on the estimated assessable profits for each of the years, based on the existing legislation, interpretations and practices in respect thereof.

(d)	Singapore Corporation income tax

The income tax provision of the Group in respect of operations in the Singapore has been calculated at the tax rate of 17% on the estimated assessable profits for each of the year, based on the existing legislation, interpretations and practices in respect thereof.

(e)British Virgin Islands

Dragon Jade Holdings Limited was incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries. Under the current laws of the British Virgin Islands, the BVI company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the company to its shareholders, no BVI withholding tax will be imposed.